BASIS OF PRESENTATION AND GOING CONCERN (Details) $ in Thousands					12 Months Ended
	Jun. 02, 2021 EUR (€) item	May 12, 2021 USD ($)	Apr. 30, 2021	Apr. 28, 2021	Dec. 31, 2021 EUR (€)	Jun. 02, 2021 USD ($) item	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about business combination [line items]
Current assets | €					€ 26,958,000		€ 36,810,000
Current liabilities | €					15,317,000		30,042,000
Deficit | €					(68,743,000)		€ (61,231,000)
Impairment loss on goodwill | €					€ 0
Reverse stock split			0.1	10
Number of premium casino slot titles held by acquiree | item	39					39
Maximum
Disclosure of detailed information about business combination [line items]
Reverse stock split				15
Minimum
Disclosure of detailed information about business combination [line items]
Reverse stock split				1
Spin Games LLC
Disclosure of detailed information about business combination [line items]
Consideration transferred | $		$ 30,000
Cash paid as consideration | $		10,000
Value of common shares issued as consideration | $		20,000
Value of common shares to be issued as consideration | $		$ 5,000
Period over which equity interest of acquirer is issuable		3 years
Wild Streak LLC
Disclosure of detailed information about business combination [line items]
Consideration transferred	€ 22,014,000					$ 30,000
Cash paid as consideration	8,206,000					10,000
Value of common shares to be issued as consideration	€ 13,746,000					$ 20,000
Period over which equity interest of acquirer is issuable	3 years